Financing Liability	6 Months Ended
Jun. 30, 2018
Leases [Abstract]
Financing Liability

NOTE 7 – FINANCING LIABILITY

On December 23, 2015, the Predecessor sold certain land, building and improvements for $56,000 and is leasing back the property from the purchaser over a non-cancellable period of 20 years. The lease contains renewal options at lease termination, with three options to renew for 10 additional years each and contains a right of first offer in the event the property owner intends to sell any portion or all of the property to a third party. These rights and obligations constitute continuing involvement, which resulted in failed sale-leaseback (financing) accounting.

The financing liability, net of debt discount, is summarized as follows:

	Successor	Predecessor
	As of	As of
	June 30,	December 31,
	2018	2017
	(Unaudited)
Financing liability	$56,000	$55,158
Interest added to principal amount	31
Debt discount	-	(883)
Financing liability, net of debt discount	56,031	54,275
Less: current portion	631	595
Financing liability, non-current portion	$55,400	$53,680

The future minimum payments required by the arrangement are as follows:

Years ending December 31,	Principal	Interest	Payment
2018 (6 months)	$286	$2,043	$2,329
2019	702	4,052	4,754
2020	853	3,995	4,848
2021	1,018	3,927	4,945
2022	1,198	3,847	5,045
Thereafter	40,974	34,574	75,548
	$45,031	$52,438	$97,469

The financing liability has an implied interest rate of 7.3%. At the conclusion of the 20-year lease period, the financing liability residual will be $11,000, which will correspond to the carrying value of the land.